Business Combinations (Details) - Schedule of pro forma financial information	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares
OPERATING REVENUES:
Net revenues	$ 13,203,049
Net revenues - related parties	246,386
Total operating revenues	13,449,435
COST OF REVENUES:
Cost of revenues	(722,198)
Cost of revenues - related party	(607,679)
Total cost of revenues	(1,329,877)
GROSS PROFIT	12,119,558
OPERATING EXPENSES:
Selling and marketing expenses	(550,373)
Selling and marketing expenses - related party	(124,857)
General and administrative expenses	(2,244,082)
General and administrative expenses – related parties	(427,473)
Total operating expenses	(3,346,785)
INCOME (LOSS) FROM OPERATIONS	8,772,773
OTHER INCOME (EXPENSES), NET	108,895
INCOME (LOSS) BEFORE INCOME TAXES	8,881,668
PROVISION FOR INCOME TAX
NET INCOME (LOSS)	8,881,668
OTHER COMPREHENSIVE (LOSS) INCOME
Foreign currency translation adjustment	(221,187)
COMPREHENSIVE INCOME (LOSS)	$ 8,660,481
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES
Basic and diluted (in Shares) | shares	15,190,000	[1]
EARNINGS PER SHARE
Basic and diluted (in Dollars per share) | $ / shares	$ 0.58	[1]
Adjustment for Business Combination [Member]
OPERATING REVENUES:
Net revenues	$ (57,434)
Net revenues - related parties
Total operating revenues	(57,434)
COST OF REVENUES:
Cost of revenues
Cost of revenues - related party
Total cost of revenues
GROSS PROFIT	(57,434)
OPERATING EXPENSES:
Selling and marketing expenses
Selling and marketing expenses - related party
General and administrative expenses	57,434
Total operating expenses	57,434
INCOME (LOSS) FROM OPERATIONS
OTHER INCOME (EXPENSES), NET
INCOME (LOSS) BEFORE INCOME TAXES
PROVISION FOR INCOME TAX
NET INCOME (LOSS)
OTHER COMPREHENSIVE (LOSS) INCOME
Foreign currency translation adjustment
COMPREHENSIVE INCOME (LOSS)
Oriental Culture [Member]
OPERATING REVENUES:
Net revenues	13,203,049
Net revenues - related parties	246,386
Total operating revenues	13,449,435
COST OF REVENUES:
Cost of revenues	(702,003)
Cost of revenues - related party	(607,679)
Total cost of revenues	(1,309,682)
GROSS PROFIT	12,139,753
OPERATING EXPENSES:
Selling and marketing expenses	(550,373)
Selling and marketing expenses - related party	(124,857)
General and administrative expenses	(1,744,046)
General and administrative expenses – related parties	(409,605)
Total operating expenses	(2,828,881)
INCOME (LOSS) FROM OPERATIONS	9,310,872
OTHER INCOME (EXPENSES), NET	113,035
INCOME (LOSS) BEFORE INCOME TAXES	9,423,907
PROVISION FOR INCOME TAX
NET INCOME (LOSS)	9,423,907
OTHER COMPREHENSIVE (LOSS) INCOME
Foreign currency translation adjustment	(228,132)
COMPREHENSIVE INCOME (LOSS)	$ 9,195,775
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES
Basic and diluted (in Shares) | shares	12,250,000	[1]
EARNINGS PER SHARE
Basic and diluted (in Dollars per share) | $ / shares	$ 0.77	[1]
HKDAEx [Member]
OPERATING REVENUES:
Net revenues	$ 57,434
Net revenues - related parties
Total operating revenues	57,434
COST OF REVENUES:
Cost of revenues	(20,195)
Cost of revenues - related party
Total cost of revenues	(20,195)
GROSS PROFIT	37,239
OPERATING EXPENSES:
Selling and marketing expenses
Selling and marketing expenses - related party
General and administrative expenses	(557,470)
General and administrative expenses – related parties	(17,868)
Total operating expenses	(575,338)
INCOME (LOSS) FROM OPERATIONS	(538,099)
OTHER INCOME (EXPENSES), NET	(4,140)
INCOME (LOSS) BEFORE INCOME TAXES	(542,239)
PROVISION FOR INCOME TAX
NET INCOME (LOSS)	(542,239)
OTHER COMPREHENSIVE (LOSS) INCOME
Foreign currency translation adjustment	6,945
COMPREHENSIVE INCOME (LOSS)	$ (535,294)

[1]	gives retroactive effect to the surrender of an aggregate of 12.5% of our then outstanding ordinary shares, from our existing shareholders at no consideration to the Company as treasury shares on November 8, 2019, and retroactive effect to the surrender of an aggregate of 30.0% of our then outstanding ordinary shares, from our existing shareholders at no consideration to the Company as treasury shares on May 28, 2020.